AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON June 10, 2015

No. 333-102228

No. 811-21265

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 252	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 254	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia 3500 Lacey Road, Suite 700 Downers Grove, IL 60515 (Name and Address of Agent for Service)	With a copy to: Alan P. Goldberg K&L Gates LLP 70 W. Madison St. Suite 3100 Chicago, Illinois 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on [ date] pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on [date] pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 10th day of June, 2015.

PowerShares Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg

Title:	Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg Andrew Schlossberg	President	June 10, 2015

/s/ Steven Hill Steven Hill	Treasurer	June 10, 2015

/s/ Anna Paglia Anna Paglia	Secretary	June 10, 2015

* /s/ Kevin M. Carome Kevin M. Carome	Trustee	June 10, 2015

* /s/ Ronn R. Bagge Ronn R. Bagge	Trustee	June 10, 2015

* /s/ Todd J. Barre Todd J. Barre	Trustee	June 10, 2015

* /s/ Marc M. Kole Marc M. Kole	Trustee	June 10, 2015

* /s/ Yung Bong Lim Yung Bong Lim	Trustee	June 10, 2015

* /s/ Philip M. Nussbaum Philip M. Nussbaum	Trustee	June 10, 2015

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	June 10, 2015

* /s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	June 10, 2015

* By: /s/ Anna Paglia Anna Paglia Attorney-In-Fact		June 10, 2015

*	Anna Paglia signs this registration statement pursuant to powers of attorney with Post-Effective Amendments No. 239 and 243, which are incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase